Debt Financings (Details 3) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended						9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	1 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	1 Months Ended			0 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended		0 Months Ended				9 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 AeroTurbine Revolving Credit Agreement	Sep. 30, 2013 Secured Debt	Sep. 30, 2012 Secured Debt	Dec. 31, 2012 Secured Debt	Sep. 30, 2013 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Feb. 23, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Sep. 30, 2013 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	May 31, 2009 Secured Debt Subordinated financing, related party, May 2009 Non-restricted subsidiary	Sep. 30, 2013 Secured Debt Subordinated financing, related party, May 2009 LIBOR Non-restricted subsidiary	Jan. 16, 2013 Secured Debt 2009 Aircraft Financings, Borrowings from third parties	Sep. 30, 2013 Secured Debt 2009 Aircraft Financings, Borrowings from third parties	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties LIBOR Non-restricted subsidiary	Mar. 20, 2013 Secured Debt Aircraft financings June 2009	Sep. 30, 2013 Secured Debt Aircraft financings June 2009	Jun. 30, 2009 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary aircraft	Sep. 30, 2013 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary aircraft	Mar. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary aircraft	Sep. 30, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 29, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary subsidiary	Sep. 30, 2013 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Sep. 30, 2013 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2012 Term Loans Subsidiary borrower Maximum	Apr. 05, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017	Sep. 30, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower aircraft	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower subsidiary	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary aircraft subsidiary	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary	Sep. 30, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary Maximum	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Non-restricted subsidiary	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Non-restricted subsidiary	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017	Sep. 30, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary aircraft	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 LIBOR	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Base rate	May 30, 2013 Secured Debt 2012 term loan, maturing on April 12, 2016	Sep. 30, 2013 Secured Debt 2012 term loan, maturing on April 12, 2016	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower aircraft	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower subsidiary	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Non-restricted subsidiary subsidiary	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Non-restricted subsidiary
Debt financings
Maximum borrowing capacity											$ 430,000,000																		$ 203,000,000	$ 203,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option									70,000,000	70,000,000
Variable rate basis												LIBOR	LIBOR		LIBOR					LIBOR																								LIBOR		LIBOR	Base Rate		Base Rate			LIBOR	Base Rate						LIBOR		LIBOR
Margin added to variable rate basis (as a percent)												3.00%	3.00%																																4.00%	4.00%		3.00%	3.00%			2.75%	1.75%							3.75%	3.75%
Amount outstanding under the facility					260,000,000				334,500,000	260,000,000																	178,000,000
Subordinated financing provided to an indirect, wholly owned subsidiary														39,000,000
Number of subsidiaries entered into loan agreement																														1									1		1																1	1
Issuance of debt																		106,000,000					55,400,000															900,000,000			900,000,000															550,000,000		550,000,000
Write off of unamortized deferred financing costs																1,700,000					800,000																2,900,000
Loan outstanding	22,273,303,000		24,342,787,000	24,384,272,000															66,000,000					34,100,000																										750,000,000
Net book value of aircraft						14,904,170,000		17,550,276,000											127,100,000					84,300,000																1,660,000,000		1,660,000,000									1,270,000,000						1,000,000,000
Aircraft owned by subsidiary																								1	1
Amortization period																							5 years	5 years
Loan due for payment in 2014																							27,500,000	27,500,000
Fixed interest rate (as a percent)																							6.58%	6.58%
Number of aircraft designated as collateral																																						62			62										52					36
Loan-to-value ratio (as a percent)																																							54.00%		54.00%										59.00%						55.00%
Required loan-to-value ratio (as a percent)																																			63.00%								63.00%
Interest rate floor (as a percent)																																													1.00%	1.00%						0.75%								1.00%	1.00%
Average interest rate (as a percent)																											4.73%	4.733%
Prepayment penalty percentage																															2.00%	2.00%	1.00%	1.00%
Number of Boeing 737-800s aircraft to be financed																										7
Principal amortization period																											6 years	6 years
Prepayment of debt																	106,000,000					55,400,000														150,000,000	150,000,000																		550,000,000
Write off of unamortized deferred financing costs and deferred debt discount	$ 17,695,000	$ 22,934,000	$ 22,934,000			$ 17,700,000	$ 22,900,000																																															$ 12,300,000